Note 12 - Noncontrolling Interes (Details Textual) - USD ($)				3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 30, 2015	Dec. 17, 2012	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 30, 2015	Dec. 31, 2014	May 31, 2012
Consulting Services, Monthly Payment		$ 23,437.50
Consulting Services, Period of Services		4 years
Net Income (Loss) Attributable to Noncontrolling Interest				$ (69,843)	$ (2,398)	$ (191,674)	$ (13,742)	$ (21,054)	$ (115,859)	$ (47,451)
Clyra Medical Technology Inc [Member]
Sale of Stock, Percentage of Ownership after Transaction	54.00%	54.00%
Clyra Medical Technology Inc [Member]
Investment Owned, Balance, Shares											7,500
Preferred Stock, Dividend Rate, Percentage	8.00%	8.00%
Preferred Shares Dividend, Period		5 years
Net Income (Loss) Attributable to Noncontrolling Interest				$ (151,333)		$ (415,380)
Clyra Medical Technology Inc [Member] | Series A Preferred Stock [Member] | Sanatio [Member]
Sale of Stock, Number of Shares Issued in Transaction	9,830	9,830
Proceeds from Issuance or Sale of Equity	$ 750,000	$ 750,000
Clyra Medical Technology Inc [Member] | Each of 3 Individuals [Member]
Stock Issued During Period, Shares, New Issues			1,500
Sanatio [Member] | Clyra Medical Technology Inc [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	40.00%	40.00%						40.00%	40.00%